August 2, 2013

TOUCHSTONE FUNDS GROUP TRUST

Supplement to the Statement of Additional Information Dated January 30, 2013

TOUCHSTONE INSTITUTIONAL FUNDS TRUST

Supplement to the Statement of Additional Information Dated April 30, 2013

TOUCHSTONE INVESTMENT TRUST

Supplement to the Statement of Additional Information Dated January 30, 2013

TOUCHSTONE STRATEGIC TRUST

Supplement to the Statement of Additional information Dated October 30, 2012

Supplement to the Statement of Additional information Dated April 30, 2013

Supplement to the Statement of Additional information Dated July 30, 2013

TOUCHSTONE TAX-FREE TRUST

Supplement to the Statement of Additional Information Dated October 30, 2012

TOUCHSTONE VARIABLE SERIES TRUST

Supplement to the Statement of Additional Information Dated April 30, 2013

On August 2, 2013, at a Joint Special Meeting of Shareholders (the ““Special Meeting”) of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, and Touchstone Variable Series Trust (each a “Trust” and collectively, the “Trusts”), six trustees (the “Trustees”) were elected to the Board of Trustees of each Trust.  The elected Trustees consist of four incumbent Trustees:  Jill T. McGruder, Susan J. Hickenlooper, Phillip R. Cox, and William C. Gale; and two new Trustees: Kevin A. Robie and Edward J. VonderBrink.  In addition to the six Trustees elected at the Special Meeting, H. Jerome Lerner and Donald C. Siekmann, who are both current Trustees and were not included on the ballot, will continue to serve as trustees of the Trusts until their retirement.  Messrs. Lerner and Siekmann will reach the mandatory retirement age during 2013 and will remain as Trustees through December 31, 2013.  Accordingly, the following information regarding Messrs. Robie and VonderBrink is added to the section entitled “Trustees and Officers” in the Statement of Additional Information for each Trust:

TRUSTEES AND OFFICERS

Independent Trustees:

Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex (2)	Other Directorships Held During the Past 5 Years (3)
Kevin A. Robie c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1956	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2013	Vice President of Portfolio Management at Soin International LLC (a private multinational holding company) from 2004 to present.	50

Director of Buckeye EcoCare, Inc. (a lawn care company) from 2013 to present; Trustee of Dayton Region New Market Fund, LLC (a private fund) from 2010 to present; Trustee of the Entrepreneurs Center, Inc. (a small business incubator) from 2006 to present; and Director of Interventional Imaging, Inc. (a medical device company) from 2004 to 2011.

Edward J. VonderBrink c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1944	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2013	Consultant, VonderBrink Consulting LLC from 2000 to present.	50

Director of Streamline Health Solutions, Inc. (healthcare IT) from 2006 to present; BASCO Shower Enclosures (a design and manufacturing company) from 2010 to present; Mercy Health Foundation from 2008 to present; and Pelican Sound Golf and River Club from 2012 to present.

(1)	Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.
(2)

As of August 2, 2013, the Touchstone Fund Complex consisted of 12 series of Touchstone Funds Group Trust, and 1 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 19 series of Touchstone Strategic Trust, 3 series of Touchstone Tax-Free Trust, and11 variable annuity series of Touchstone Variable Series Trust,.

(3)

Each Trustee serves as a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, and Touchstone Variable Series Trust.

As of June 30, 2013, Messrs. Robie and VonderBrink did not have any beneficial interest in any Fund within the Touchstone Fund Complex.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-SAI-S3-1308

TSF-1105-TIFT-SAI-S2-1308

TSF-55-TINT-SAI-S3-1308

TSF-54-TST-SAI-S1-1308

TSF-54BB-TST-SAI-S4-1308

TSF-54CC-TST-SAI-S2-1308

TSF-58-TTFT-SAI-S2-1308

TSF-1006-TVST-SAI-S2-1308